Tax (Tables)	12 Months Ended
Mar. 31, 2026
Income taxes paid (refund) [abstract]
Schedule of tax charged to the consolidated income statement for continuing operations and components of tax expense	The tax charge for the year can be analysed as follows:

	2026	2025	2024
	£m	£m	£m
Current tax:
UK corporation tax at 25% (2025: 25%; 2024: 25%)	9	66	410
UK corporation tax adjustment in respect of prior years	(4)	(36)	(36)
	5	30	374
Overseas corporation tax	9	47	82
Overseas corporation tax adjustment in respect of prior years	(168)	(39)	(90)
	(159)	8	(8)
Total current tax from continuing operations	(154)	38	366
Deferred tax:
UK deferred tax	642	524	388
UK deferred tax adjustment in respect of prior years	(7)	25	43
	635	549	431
Overseas deferred tax	289	195	(40)
Overseas deferred tax adjustment in respect of prior years	169	39	74
	458	234	34
Total deferred tax from continuing operations	1,093	783	465

Total tax charge from continuing operations	939	821	831

Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity	Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2026	2025	2024
	£m	£m	£m
Current tax:
Share-based payments	(1)	(1)	(2)
Deferred tax:
Investments at fair value through other comprehensive income	—	—	1
Cash flow hedges, cost of hedging and own credit reserve	(16)	36	56
Remeasurements of pension assets and post-retirement benefit obligations	39	(23)	(50)
Share-based payments	(9)	2	—
	13	14	5
Total tax recognised in the statements of comprehensive income from continuing operations	23	13	7
Total tax relating to share-based payments recognised directly in equity from continuing operations	(10)	1	(2)
	13	14	5

Schedule of effective tax rate reconciliation	The tax charge for the year for continuing operations, is lower (2025: lower tax charge; 2024: higher tax charge) than at the standard rate of corporation tax in the UK of 25% (2025: 25%; 2024: 25%):

	2026	2025	2024
	£m	£m	£m
Profit before tax from continuing operations	4,182	3,650	3,048
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2025: 25%; 2024: 25%)	1,046	913	762
Effect of:
Adjustments in respect of prior years[1]	(10)	(11)	(9)
Expenses not deductible for tax purposes	58	40	155
Non-taxable income[2]	(150)	(107)	(43)
Adjustment in respect of foreign tax rates	14	4	(20)
Deferred tax impact of change in UK tax rate	—	—	—
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(19)	(18)	(9)
Other[3]	—	—	(5)
Total tax charge from continuing operations	939	821	831

	%	%	%
Effective tax rate – continuing operations	22.5	22.5	27.3
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses. The gains on disposal of Grain LNG in the current year and the ESO in the prior year were both subject to the Substantial Shareholding Exemption.
3.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.

Schedule of tax included within the statement of financial position and deferred tax assets not recognised	The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/ (assets)
At 1 April 2024	429	8,816	(25)	461	(275)	(1,887)	7,519
Exchange adjustments and other[2]	—	(147)	—	(5)	—	57	(95)
Charged/(credited) to income statement	—	925	(3)	58	62	(256)	786
(Credited)/charged to other comprehensive income and equity	—	—	2	(23)	38	—	17
Disposals	—	(60)	—	—	—	(5)	(65)
Reclassification to held for sale (note 10)	—	(122)	—	—	—	(2)	(124)
At 1 April 2025	429	9,412	(26)	491	(175)	(2,093)	8,038
Exchange adjustments and other[2]	—	(144)	—	(4)	—	51	(97)
Charged/(credited) to income statement	—	1,158	(5)	6	24	(88)	1,095
(Credited)/charged to other comprehensive income and equity	—	—	(9)	39	(14)	—	16
Disposals	—	(12)	—	—	—	—	(12)
At 31 March 2026	429	10,414	(40)	532	(165)	(2,130)	9,040
1.The deferred tax asset of £2,130 million as at 31 March 2026 (2025: £2,093 million) in respect of other net temporary differences relates to losses of £456 million (2025: £298 million), US contract and lease liabilities of £632 million (2025: £603 million), US environmental provisions of £558 million (2025: £575 million), US bad debt provision of £161 million (2025: £155 million) and other short-term temporary differences of £323 million (2025: £462 million).
2.Exchange adjustments and other primarily comprises foreign exchange arising on translation of the US dollar deferred tax balances.
The total deferred
tax assets not recognised are as follows:

	2026	2025
	£m	£m
Capital losses	2,482	2,484
Trading losses	9	9